Cash And Cash Equivalents And Short-Term Bank Deposits - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents And Short-Term Bank Deposits [Abstract]
Cash	$ 38,141	$ 137,714
Cash equivalents	156,330	372,893
Cash and cash equivalents	$ 194,471	$ 510,607	$ 148,070